Condensed Consolidated Statements of Cash Flows (Unaudited) (Parentheticals)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Avra Medical Robotics, Inc.
Convertible Promissory note	7.00%	7.00%